CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 78,252	$ 63,717
Securities	12,958	30,293
Trade receivables	1,907	3,829
Tax receivables	640	631
Other receivables	67,783	43,502
Inventories	1,199	840
Restricted cash	397	365
Deposits, prepaid and other	1,409	1,688
Assets held for sale		34,743
Total current assets	164,545	179,608
Non-current Assets
Securities	2,966	2,435
Real estate for sale	12,457	12,920
Investment property	31,540	31,850
Property, plant and equipment	25,753	28,871
Interests in resource properties	196,634	201,802
Deferred income tax assets	9,509	9,677
Other	9,063	8,314
Total non-current assets	287,922	295,869
Total assets	452,467	475,477
Current Liabilities
Account payables and accrued expenses	16,044	21,099
Income tax liabilities	4,529	1,515
Liabilities relating to assets held for sale		20,358
Total current liabilities	20,573	42,972
Non-current Liabilities
Bonds payable	36,107	35,538
Loan payable	7,610	7,424
Deferred income tax liabilities	58,370	56,570
Other	137	466
Total long-term liabilities	102,224	99,998
Total liabilities	122,797	142,970
Equity
Capital stock, fully paid	19	19
Additional paid-in capital	313,070	313,070
Treasury stock	(2,643)	(2,643)
Contributed surplus	18,558	18,687
Deficit	(33,400)	(31,499)
Accumulated other comprehensive income	26,855	27,524
Shareholders' equity	322,459	325,158
Non-controlling interests	7,211	7,349
Total equity	329,670	332,507
Total liabilities and equity	$ 452,467	$ 475,477